Lease Commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Amortization expenses under capital leases	¥ 1,305	¥ 524	¥ 835
Rental expenses under operating leases	2,586	2,719	1,526
Rental revenues under operating leases	¥ 175	¥ 412	¥ 373